RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2024
Related Party [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES	RELATED PARTY TRANSACTIONS AND BALANCES
Key management personnel include persons having the authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined its key management personnel to be executive officers and directors of the Company.
The remuneration of key management personnel for the years ended March 31, 2024 and 2023 are as follows:

	Year ended March 31,
	2024	2023
	$	$
Payroll, consulting and benefits(1)	6,406	5,966
Share-based compensation
Options	8,643	2,346
Warrants	—	3
Total	15,049	8,315
(1) For the year ended March 31, 2024, includes $5,145 presented in the consolidated statement of loss and comprehensive loss as a part of “General and administrative costs” and $1,261 presented in the consolidated statement of loss and comprehensive loss as a part of “Research”.